Related party transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income [Abstract]
Loans	$ 239,976	$ 213,326	$ 236,392
Interest income	258,490	226,079	245,898
Securities at amortized cost	85,601	63,417	70,558
Interest Expenses [Abstract]
Deposits	(63,146)	(42,847)	(20,131)
Total interest expense	(148,747)	(106,264)	(90,689)
Net interest income	109,743	119,815	155,209
Other income expense [Abstract]
Fees and commissions, net	17,185	17,514	14,306
Total other income, net	17,846	18,498	12,765
Operating Expense [Abstract]
Other expenses	(18,471)	(16,806)	(18,532)
Total operating expenses	(48,918)	(46,875)	(45,814)
Net income from related parties	11,138	81,999	$ 87,045
Related parties [member]
Interest income [Abstract]
Loans	2,751	985
Interest income	2,751	985
Interest Expenses [Abstract]
Deposits	(984)	(530)
Total interest expense	(984)	(530)
Net interest income	1,767	455
Other income expense [Abstract]
Fees and commissions, net	1	0
Gain on financial instruments, net	41	0
Other income, net	1	0
Total other income, net	43	0
Operating Expense [Abstract]
Other expenses	(2,287)	(2,149)
Total operating expenses	(2,287)	(2,149)
Net income from related parties	$ (477)	$ (1,694)